Submission	Mar. 17, 2026
Submission [Line Items]
Central Index Key	0002100835
Registrant Name	NYB Holdings Limited
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A